Goodwill and Other Intangibles (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount Of Goodwill

Changes in the carrying amount of goodwill are as follows:

	Gross Amount	Accumulated Impairment Loss	Net Carrying Value
December 31, 2013	$23,019,309	$(22,045,382)	$973,927
September 30, 2014	$23,019,309	$(22,045,382)	$973,927

Changes in the carrying amount of goodwill during the years ended December 31, 2013 and 2012 were as follows:

	2013	2012
December 31, 2012	$1,154,528	$—
Reverse acquisition	21,864,781	—
Impairment charge	(21,864,781)	—
Finalization valuation – Imaging Centers	(180,601)
Business acquisitions	—	1,154,528

Balance, end of year	$973,927	$1,154,528

Changes in Carrying Amount of Intangible Assets

Changes in the carrying amount of intangible assets during the nine months ended September 30, 2014 were as follows:

	Carrying Amount	Accumulated Amortization	Net
December 31, 2013	$14,524,500	$(3,385,879)	$11,138,621
Amortization	—	(1,542,704)	(1,542,704)

September 30, 2014	$14,524,500	$(4,928,583)	$9,595,917

Changes in the carrying amount of intangible assets during the years ended December 31, 2013 and 2012 were as follows:

	Carrying Amount	Accumulated Amortization	Net
January 1, 2012	$3,498,500	$(739,072)	$2,759,428
Business Acquisition	8,293,000	—	8,293,000
Amortization	—	(781,570)	(781,570)

December 31, 2012	11,791,500	(1,520,642)	10,270,858
Business acquisition	2,733,000	—	2,733,000
Amortization	—	(1,865,237)	(1,865,237)

December 31, 2013	$14,524,500	$(3,385,879)	$11,138,621

Intangible Assets

Intangible assets as of September 30, 2014 and December 31, 2013 include the following:

	Useful Life (Years)	September 30, 2014			December 31, 2013 Net
		Carrying Value	Accumulated Amortization	Net

Management fee contracts	6 - 8	$3,498,500	$(2,061,189)	$1,437,311	$1,763,463
Non-compete	5	2,027,000	(748,003)	1,278,997	1,583,256
Physician memberships	7	6,468,000	(1,771,000)	4,697,000	5,390,000
Trade Name	5	381,000	(91,324)	289,676	347,218
Service Contracts	10	2,150,000	(257,067)	1,892,933	2,054,684

		$14,524,500	$(4,928,583)	$9,595,917	$11,138,621

Intangible assets as of December 31, 2013 and 2012 include the following:

		2013			2012
	Useful Life (Years)	Carrying Amount	Accumulated Amortization	Net	Net
ASC management contracts	6 – 8	$3,498,500	$(1,735,037)	$1,763,463	$2,202,858
Covenants not to compete	5	2,027,000	(443,744)	1,583,256	1,764,167
Physician memberships	7	6,468,000	(1,078,000)	5,390,000	6,303,833
Trade name	5	381,000	(33,782)	347,218	—
Service contracts	10	2,150,000	(95,316)	2,054,684	—

Total		$14,524,500	$(3,385,879)	$11,138,621	$10,270,858

Amortization Expense for Next Five Years Related to Intangible Assets

Amortization expense for the next five years related to these intangible assets is expected to be as follows:

Twelve months ended September 30,
2015	$2,055,474
2016	2,055,474
2017	2,055,474
2018	1,395,586
2019	1,139,000
Thereafter	894,909
Amortization expense for the next five years related to these intangible assets is expected to be as follows:

2014	$2,055,470
2015	2,055,470
2016	2,055,470
2017	1,994,637
2018	1,227,890